Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of mutual funds depositary function [line items]
Equity	$ 8,721,010	$ 6,998,576
Banco Macro SA [member] | Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,071,580,584
Equity	$ 51,164,596
Banco Macro SA [member] | Argenfunds Abierto Pymes II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,910,619,133
Equity	$ 7,351,772
Banco Macro SA [member] | Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	67,522,557
Equity	$ 6,561,554
Banco Macro SA [member] | Argenfunds Financiamiento Pesos [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 99
Banco Macro SA [member] | Argenfunds Gestin Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,944,621,758
Equity	$ 7,911,634
Banco Macro SA [member] | Argenfunds Infraestructura [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,390,345,583
Equity	$ 5,566,351
Banco Macro SA [member] | Argenfunds Inversin Dlares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	90,649
Equity	$ 93,610
Banco Macro SA [member] | Argenfunds Inversin Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	31,736
Equity	$ 22
Banco Macro SA [member] | Argenfunds Liquidez [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	7,397,545,352
Equity	$ 93,700,274
Banco Macro SA [member] | Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	323,994,328
Equity	$ 36,994,009
Banco Macro SA [member] | Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	77,232,581
Equity	$ 5,144,952
Banco Macro SA [member] | Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,193,768
Equity	$ 4,636,839
Banco Macro SA [member] | Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,321,012
Equity	$ 3,925,964
Banco Macro SA [member] | Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	145,422,879,647
Equity	$ 48,291,048
Banco Macro SA [member] | Argenfunds Renta Fija [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	24,548,620
Equity	$ 3,489,823
Banco Macro SA [member] | Argenfunds Renta Fija II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	17,137,289,528
Equity	$ 18,758,521
Banco Macro SA [member] | Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	46,040,329
Equity	$ 1,217,084
Banco Macro SA [member] | Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	7,805,866
Equity	$ 187,069
Banco Macro SA [member] | Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,358,170,517
Equity	$ 43,337,409
Banco Macro SA [member] | Argenfunds Renta Mixta Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,593,451
Equity	$ 1,609,864
Banco Macro SA [member] | Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	40,331,688
Equity	$ 4,203,380
Banco Macro SA [member] | Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	568,371,479
Equity	$ 3,533,723
Banco Macro SA [member] | Argenfunds Renta Variable [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	907,230,408
Equity	$ 707,615
Banco Macro SA [member] | Argenfunds Retorno Absoluto [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	76,379,985
Equity	$ 1,557,862
Banco Macro SA [member] | Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	42,462,157
Equity	$ 61,014,974
Banco Macro SA [member] | Pionero Acciones Argentinas [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	27,428
Equity	$ 8,920,468
Banco Macro SA [member] | Pionero Acciones Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,696,774
Equity	$ 2,214,310
Banco Macro SA [member] | Pionero Ahorro Dlar Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	103,045,157
Equity	$ 107,132,315
Banco Macro SA [member] | Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	72,228,566
Equity	$ 76,194,207
Banco Macro SA [member] | Pionero Ahorro Max FCI [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	182,328,516
Equity	$ 13,903,024
Banco Macro SA [member] | Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	411,654,410
Equity	$ 16,693,184
Banco Macro SA [member] | Pionero Capital [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	7,629,365,983
Equity	$ 53,478,637
Banco Macro SA [member] | Pionero Capital Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	38,602,259
Equity	$ 2,331,141
Banco Macro SA [member] | Pionero Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,102,014,252
Equity	$ 15,768,573
Banco Macro SA [member] | Pionero Desarrollo [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	15,611,320,813
Equity	$ 142,011,362
Banco Macro SA [member] | Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	398,839,238
Equity	$ 18,982,072
Banco Macro SA [member] | Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	134,088,106
Equity	$ 20,364,031
Banco Macro SA [member] | Pionero Gestion [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,229,348,476
Equity	$ 54,783,976
Banco Macro SA [member] | Pionero Infraestructura [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	648,211,151
Equity	$ 2,659,015
Banco Macro SA [member] | Pionero Inversin Dolar [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	10,916,311
Equity	$ 11,930,993
Banco Macro SA [member] | Pionero Moneda [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 100
Banco Macro SA [member] | Pionero Money Market Dolar [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	229,342,577
Equity	$ 236,948,140
Banco Macro SA [member] | Pionero Multiestrategia Mix [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 166
Banco Macro SA [member] | Pionero Multiestrategia Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 166
Banco Macro SA [member] | Pionero Patrimonio I [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	163,666,412,598
Equity	$ 211,720,676
Banco Macro SA [member] | Pionero Performance III [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	87,743,173
Equity	$ 4,128,915
Banco Macro SA [member] | Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,396,654,769
Equity	$ 365,994,268
Banco Macro SA [member] | Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	48,915,658,297
Equity	$ 1,926,405,632
Banco Macro SA [member] | Pionero Pesos Plus II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,289,996,233
Equity	$ 370,422,174
Banco Macro SA [member] | Pionero Premium [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	94,445,761
Equity	$ 315,346
Banco Macro SA [member] | Pionero Recovery [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	6,870,313,124
Equity	$ 15,204,240
Banco Macro SA [member] | Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	24,037,473
Equity	$ 24,554,493
Banco Macro SA [member] | Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	578,421,756
Equity	$ 106,681,465
Banco Macro SA [member] | Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	972,226,876
Equity	$ 41,389,370
Banco Macro SA [member] | Pionero Renta Balanceado [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	6,621,283,750
Equity	$ 55,186,195
Banco Macro SA [member] | Pionero Renta Crecimiento [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	15,316,760
Equity	$ 19,766,782
Banco Macro SA [member] | Pionero Renta Dolar Estrategia [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,610,313
Equity	$ 10,589,080
Banco Macro SA [member] | Pionero Renta Dolares [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	16,016,469
Equity	$ 18,299,977
Banco Macro SA [member] | Pionero Renta Dolares Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,142,612
Equity	$ 8,778,425
Banco Macro SA [member] | Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	739,602,182
Equity	$ 37,406,839
Banco Macro SA [member] | Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	42,864,607
Equity	$ 74,137,281
Banco Macro SA [member] | Pionero renta global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	52,513,609
Equity	$ 7,855,278
Banco Macro SA [member] | Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	506,540,181
Equity	$ 32,827,967
Banco Macro SA [member] | Pionero Renta Pesos [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	87,911,457
Equity	$ 8,541,046
Banco Macro SA [member] | Pionero Retorno [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	11,070,583,904
Equity	$ 16,833,727
Banco Macro SA [member] | Pionero Retorno Total [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	135,543,086
Equity	$ 9,901,672
Banco Macro SA [member] | Pionero Performance [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,114,809
Equity	$ 1,679,008
Banco Macro SA [member] | Pionero Performance II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	252,889
Equity	$ 8,133